UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09013
Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 141.8% (1)

Principal Amount	Borrower/Tranche Description	Value
Advertising — 0.9%
	Adams Outdoor Advertising, L.P.
$300,000	Term Loan, Maturing April 15, 2012	$305,375
	Lamar Media Corp.
2,500,000	Term Loan, Maturing June 30, 2010	2,523,437
		$2,828,812

Aerospace and Defense — 1.5%
	ARINC, Inc.
895,500	Term Loan, Maturing March 10, 2010	908,932
	Standard Aero Holdings, Inc.
387,926	Term Loan, Maturing August 24, 2012	393,260
	Transdigm, Inc.
1,990,000	Term Loan, Maturing July 22, 2010	2,017,985
	United Defense Industries, Inc.
1,563,830	Term Loan, Maturing June 30, 2009	1,577,905
		$4,898,082

Auto Components — 9.1%
	Accuride Corp.
2,400,000	Term Loan, Maturing January 21, 2007	2,461,500
	Collins and Aikman Products, Co.
1,389,040	Revolving Loan, Maturing August 31, 2009	1,390,776
	Dayco Products, LLC
1,396,500	Term Loan, Maturing June 23, 2011	1,419,630
	Dura Operating Corp.
982,412	Term Loan, Maturing March 31, 2007	990,702
	Exide Technologies
915,000	Term Loan, Maturing May 5, 2010	917,287
915,000	Term Loan, Maturing May 5, 2010	917,859
	Federal-Mogul Corp.
750,000	Term Loan, Maturing February 24, 2005	692,344
1,500,000	Term Loan, Maturing February 24, 2005	1,397,344
763,183	Term Loan, Maturing February 24, 2005	768,907

	Gleason Corp.
$275,000	Term Loan, Maturing July 27, 2011	$278,437
500,000	Term Loan, Maturing January 31, 2012	505,000
	HLI Operating Co., Inc.
2,147,500	Term Loan, Maturing June 3, 2009	2,191,792
	Key Automotive Group
1,073,750	Term Loan, Maturing June 29, 2010	1,084,487
	Meridian Automotive Systems, Inc.
149,250	Term Loan, Maturing April 27, 2010	142,285
	Metaldyne, Inc.
1,318,193	Term Loan, Maturing December 31, 2009	1,318,056
	Plastech Engineered Products, Inc.
489,655	Term Loan, Maturing March 31, 2010	497,102
	R.J. Tower Corp.
500,000	Term Loan, Maturing January 29, 2010	508,750
	Tenneco Automotive
1,386,841	Term Loan, Maturing December 12, 2010	1,404,755
	The Goodyear Tire & Rubber Co.
900,000	Term Loan, Maturing March 31, 2006	911,700
2,500,000	Term Loan, Maturing March 31, 2006	2,537,110
	TI Automotive, Ltd.
650,000	Term Loan, Maturing June 30, 2011	650,812
	TRW Automotive, Inc.
2,871,644	Term Loan, Maturing February 27, 2009	2,900,957
2,084,618	Term Loan, Maturing February 27, 2011	2,121,968
	United Components, Inc.
1,000,000	Term Loan, Maturing June 30, 2010	1,014,375
		$29,023,935

Broadcast Media — 4.4%
	Block Communications
$929,961	Term Loan, Maturing November 30, 2009	$936,936
	CanWest Media, Inc.
2,259,140	Term Loan, Maturing August 15, 2009	2,288,791
	Gray Television, Inc.
997,500	Term Loan, Maturing December 31, 2010	1,005,605
	Lin Television Corp.
735,000	Term Loan, Maturing December 31, 2007	744,384
690,000	Term Loan, Maturing December 31, 2007	699,775
	NEP Supershooters, L.P.
500,000	Term Loan, Maturing August 3, 2011	502,500
	Nexstar Broadcasting, Inc.
674,225	Term Loan, Maturing December 31, 2010	675,068
368,162	Term Loan, Maturing December 31, 2010	369,083
	PanAmsat Corp.
2,739,905	Term Loan, Maturing August 20, 2011	2,744,615
	Rainbow National Services, LLC
1,488,680	Term Loan, Maturing March 31, 2012	1,509,708
	Susquehanna Media Co.
2,650,000	Term Loan, Maturing March 31, 2012	2,683,125
		$14,159,590

Cable Television — 8.7%
	Adelphia Communications Corp.
968,268	DIP Loan, Maturing March 31, 2005	972,908
	Atlantic Broadband Finance, LLC
1,494,183	Term Loan, Maturing February 10, 2011	1,514,262
	Bragg Communication, Inc.
560,000	Term Loan, Maturing August 31, 2011	565,600
	Bresnan Communications, LLC
500,000	Term Loan, Maturing September 30, 2009	504,791
1,000,000	Term Loan, Maturing September 30, 2010	1,014,063

	Canadian Cable Acquisition Company, Inc.
$760,000	Term Loan, Maturing July 27, 2011	$767,363
	Cebridge Connections, Inc.
760,735	Term Loan, Maturing February 23, 2009	764,538
796,000	Term Loan, Maturing February 23, 2010	801,970
	Charter Communications Operating, LLC
9,226,875	Term Loan, Maturing April 27, 2011	9,164,326
	DirectTV Holdings, LLC
3,303,673	Term Loan, Maturing March 6, 2010	3,326,386
	Insight Midwest Holdings, LLC
1,488,750	Term Loan, Maturing December 31, 2009	1,509,427
1,985,000	Term Loan, Maturing December 31, 2009	2,012,846
	MCC Iowa, LLC
847,875	Term Loan, Maturing September 30, 2010	855,530
	Mediacom Southeast
775,692	Revolving Loan, Maturing March 31, 2008	775,692
1,461,848	Term Loan, Maturing September 30, 2008	1,472,811
	NTL, Inc.
1,750,000	Term Loan, Maturing April 13, 2012	1,763,125
		$27,785,638

Casinos and Gaming — 3.6%
	Alliance Gaming Corp.
2,721,489	Term Loan, Maturing September 5, 2009	2,757,774
	Ameristar Casinos, Inc.
1,270,900	Term Loan, Maturing December 31, 2006	1,287,978
	Isle of Capri Casinos
3,097,896	Term Loan, Maturing April 25, 2008	3,138,233
	Marina District Finance Co.
983,861	Term Loan, Maturing December 31, 2007	989,191
	Penn National Gaming, Inc.
803,679	Term Loan, Maturing July 31, 2006	816,538
	Pinnacle Entertainment, Inc.
735,000	Term Loan, Maturing August 27, 2010	744,187

	Scientific Games Corp.
$992,500	Term Loan, Maturing December 31, 2009	$1,006,974
	Venetian Casino Resort, LLC
863,636	Term Loan, Maturing June 15, 2011	877,131
		$11,618,006

Chemicals — 6.7%
	Brenntag AG
1,275,000	Term Loan, Maturing December 9, 2011	1,297,312
	Celanese AG
344,908	Term Loan, Maturing June 4, 2011	350,890
700,000	Term Loan, Maturing December 8, 2011	713,417
	CP Kelco U.S., Inc.
0	Term Loan, Maturing March 31, 2008	0
0	Term Loan, Maturing September 30, 2008	0
	FMC Corp.
488,362	Term Loan, Maturing October 21, 2007	492,391
	Georgia Gulf Corp.
447,551	Term Loan, Maturing December 2, 2010	454,357
	Hercules, Inc.
497,500	Term Loan, Maturing October 8, 2010	501,853
	Huntsman International, LLC
2,308,763	Term Loan, Maturing December 31, 2010	2,343,972
	Huntsman, LLC
166,756	Term Loan, Maturing March 31, 2007	167,277
1,051,580	Term Loan, Maturing March 31, 2007	1,054,866
	IMC Global, Inc.
2,781,234	Term Loan, Maturing November 17, 2006	2,794,445
	Innophos, Inc.
210,364	Term Loan, Maturing August 13, 2010	213,125
	ISP Chemco, Inc.
696,500	Term Loan, Maturing March 27, 2011	704,336
	Kraton Polymers, LLC
1,264,287	Term Loan, Maturing December 5, 2008	1,271,399

	Nalco Co.
$3,375,628	Term Loan, Maturing November 4, 2010	$3,419,416
	Polymer Group, Inc.
1,271,813	Term Loan, Maturing April 27, 2010	1,281,616
1,250,000	Term Loan, Maturing April 27, 2011	1,254,687
	Rockwood Specialties Group, Inc.
1,650,000	Term Loan, Maturing July 30, 2012	1,663,020
	VWR International, Inc.
617,850	Term Loan, Maturing April 7, 2011	628,341
	Wellman, Inc.
400,000	Term Loan, Maturing February 10, 2009	407,917
	Westlake Chemical Corp.
377,083	Term Loan, Maturing July 31, 2010	382,033
		$21,396,670

Coal — 0.8%
	Consol Energy, Inc.
740,000	Term Loan, Maturing June 30, 2010	752,025
	Foundation Coal Corp.
950,000	Term Loan, Maturing July 30, 2011	961,162
	Peabody Energy Corp.
738,750	Term Loan, Maturing March 31, 2010	747,676
		$2,460,863

Commercial Services — 5.3%
	Acosta Sales Company, Inc.
525,000	Term Loan, Maturing August 13, 2010	529,594
	Advanstar Communications, Inc.
298,128	Term Loan, Maturing November 17, 2007	300,053
	Anthony Crane Rental, L.P.
1,218,083	Term Loan, Maturing July 20, 2006	971,421
	Baker & Taylor, Inc.
1,200,000	Term Loan, Maturing May 6, 2011	1,215,000
	Coinmach Laundry Corp.
3,801,015	Term Loan, Maturing July 25, 2009	3,845,559
	Corrections Corp. of America
984,773	Term Loan, Maturing March 31, 2008	1,002,006

	Environmental Systems Products Holdings, Inc.
$794,791	Term Loan, Maturing December 12, 2008	$800,255
	Gate Gourmet Borrower, LLC
1,980,000	Term Loan, Maturing December 31, 2008	2,019,600
	Identity Now Holdings, LLC
442,151	Term Loan, Maturing November 30, 2006 (2)	336,034
	Interline Brands, Inc.
1,893,263	Term Loan, Maturing November 30, 2009	1,906,279
	Panavision, Inc.
1,084,278	Term Loan, Maturing January 12, 2007	1,094,105
	Pike Electric
271,374	Term Loan, Maturing July 1, 2012	276,293
	SecurityCo, Inc.
498,750	Term Loan, Maturing June 28, 2010	498,750
	United Rentals, Inc.
166,667	Term Loan, Maturing February 14, 2011	167,222
829,167	Term Loan, Maturing February 14, 2011	833,727
	Williams Scotsman, Inc.
994,898	Term Loan, Maturing December 31, 2006	1,003,603
		$16,799,501

Computer Software & Services — 0.7%
	CCC Information Services Group
536,515	Term Loan, Maturing August 20, 2010	540,539
	InfoUSA, Inc.
423,938	Term Loan, Maturing June 4, 2010	429,237
	Mitchell International, Inc
230,000	Term Loan, Maturing August 13, 2011	231,941
498,750	Term Loan, Maturing August 13, 2012	499,062
	UGS Corp.
399,000	Term Loan, Maturing May 27, 2011	402,866
		$2,103,645

Construction Materials — 0.8%
	Formica Corp.
64,825	Term Loan, Maturing June 10, 2010	65,149
158,449	Term Loan, Maturing June 10, 2010	159,241
81,031	Term Loan, Maturing June 10, 2010	81,436
236,039	Term Loan, Maturing June 10, 2010	237,219

	Nortek, Inc.
$950,000	Term Loan, Maturing August 27, 2011	$962,271
	Ply Gem Industries, Inc.
375,000	Term Loan, Maturing February 12, 2011	378,047
659,685	Term Loan, Maturing February 12, 2011	665,045
116,415	Term Loan, Maturing February 12, 2011	117,361
		$2,665,769

Containers and Packaging - Metal and Glass — 2.6%
	BWAY Corp.
358,333	Term Loan, Maturing June 30, 2011	363,820
	Owens-Illinois, Inc.
826,087	Term Loan, Maturing April 1, 2007	836,327
1,500,000	Term Loan, Maturing April 1, 2008	1,521,094
	Silgan Holdings, Inc.
4,585,784	Term Loan, Maturing December 31, 2008	4,635,943
	U.S. Can Corp.
995,000	Term Loan, Maturing January 10, 2010	992,512
		$8,349,696

Containers and Packaging - Paper — 5.1%
	Graphic Packaging International, Inc.
4,950,000	Term Loan, Maturing August 8, 2009	4,988,363
	Greif Bros. Corp.
565,705	Term Loan, Maturing August 31, 2008	572,352
	Jefferson Smurfit Corp.
2,745,454	Term Loan, Maturing March 31, 2007	2,761,757
	Printpack Holdings, Inc.
3,063,901	Term Loan, Maturing April 30, 2009	3,094,540
	Solo Cup Co.
1,363,712	Term Loan, Maturing February 27, 2011	1,377,350
	Stone Container Corp.
3,154,684	Term Loan, Maturing June 30, 2009	3,176,865
414,703	Term Loan, Maturing June 30, 2009	417,554
		$16,388,781

Containers and Packaging - Plastics — 1.1%
	Berry Plastics Corp.
$2,150,097	Term Loan, Maturing July 22, 2010	$2,177,870
	Consolidated Container Holdings, LLC
648,375	Term Loan, Maturing December 15, 2008	656,885
	Crown Americas, Inc.
550,000	Term Loan, Maturing September 1, 2011	553,438
		$3,388,193

Educational Services — 1.1%
	American Achievement Corp.
348,250	Term Loan, Maturing March 25, 2011	351,842
	Jostens, Inc.
1,293,192	Term Loan, Maturing July 15, 2010	1,305,477
	Knowledge Learning Corp.
951,761	Term Loan, Maturing May 15, 2010	957,710
	Weekly Reader Corp.
750,000	Term Loan, Maturing March 18, 2009	750,469
		$3,365,498

Electronic Equipment & Instruments — 1.2%
	Communications & Power Industries, Inc.
497,500	Term Loan, Maturing July 23, 2010	505,377
	Global Cash Access, LLC
341,250	Term Loan, Maturing March 10, 2010	346,155
	Invensys International Holdings, Ltd.
2,076,015	Term Loan, Maturing September 5, 2009	2,098,073
	Juno Lighting, Inc.
425,455	Term Loan, Maturing November 21, 2010	431,836
	SecurityCo, Inc.
500,000	Term Loan, Maturing June 28, 2011	497,500
		$3,878,941

Entertainment — 3.9%
	Hollywood Entertainment Corp.
$625,000	Term Loan, Maturing March 31, 2008	$627,734
	Lions Gate Entertainment, Inc.
388,889	Term Loan, Maturing December 31, 2008	392,292
	Metro-Goldwyn-Mayer Studios, Inc.
4,500,000	Term Loan, Maturing April 26, 2011	4,518,000
	Six Flags Theme Parks, Inc.
2,257,948	Term Loan, Maturing June 30, 2009	2,277,000
	Universal City Development Partners, L.P.
1,067,525	Term Loan, Maturing June 30, 2007	1,071,528
	WMG Acquisition Corp.
3,383,000	Term Loan, Maturing February 28, 2011	3,434,046
		$12,320,600

Environmental Services — 2.1%
	Allied Waste Industries, Inc.
500,000	Term Loan, Maturing January 15, 2009	507,313
3,400,234	Term Loan, Maturing January 15, 2010	3,455,488
	Casella Waste Systems, Inc.
1,633,500	Term Loan, Maturing January 24, 2010	1,655,451
	IESI Corp.
495,000	Term Loan, Maturing September 30, 2010	502,734
	Ionics, Inc.
523,703	Term Loan, Maturing February 13, 2011	531,068
		$6,652,054

Financials — 0.6%
	Refco Group Ltd., LLC
1,830,000	Term Loan, Maturing August 5, 2011	1,830,000
		$1,830,000

Food, Beverages and Tobacco — 6.7%
	American Seafood Holdings, Inc.
337,034	Term Loan, Maturing September 30, 2007	337,034
748,585	Term Loan, Maturing March 31, 2009	752,562

	Del Monte Corp.
$1,593,925	Term Loan, Maturing December 20, 2010	$1,619,826
	Dr. Pepper/Seven Up Bottling Group, Inc.
1,386,010	Term Loan, Maturing December 19, 2010	1,403,119
	DS Waters Enterprises, L.P.
967,500	Term Loan, Maturing November 7, 2009	932,186
	Interstate Brands Corp.
2,882,406	Term Loan, Maturing July 19, 2007	2,827,280
485,000	Term Loan, Maturing July 19, 2007	474,694
	Maine Beverage Company, LLC
500,000	Term Loan, Maturing June 30, 2010	502,500
	Merisant Co.
1,654,928	Term Loan, Maturing January 31, 2010	1,664,030
	Michael Foods, Inc.
992,500	Term Loan, Maturing November 20, 2010	1,004,286
1,000,000	Term Loan, Maturing November 20, 2011	1,028,438
	Nutra Sweet
1,327,500	Term Loan, Maturing June 30, 2008	1,314,225
	Pinnacle Foods Holdings Corp.
517,416	Term Loan, Maturing November 25, 2010	521,943
2,715,711	Term Loan, Maturing November 25, 2010	2,739,473
	Reddy Ice Group, Inc.
990,000	Term Loan, Maturing July 31, 2009	1,002,788
	Seminis Vegetable Seeds, Inc.
467,632	Term Loan, Maturing September 30, 2009	474,257
	Southern Wine & Spirits of America, Inc.
2,446,296	Term Loan, Maturing June 28, 2008	2,476,875
	Sunny Delight
340,000	Term Loan, Maturing August 20, 2010	344,250
		$21,419,766

Funeral Service — 0.2%
	Alderwoods Group
613,480	Term Loan, Maturing August 19, 2010	622,810
		$622,810

Health Care - Equipment & Supplies — 3.5%
	Colgate Medical, Ltd.
$417,045	Term Loan, Maturing December 30, 2008	$420,173
	Conmed Corp.
2,131,142	Term Loan, Maturing December 31, 2007	2,155,561
	DJ Orthopedics, Inc.
987,342	Term Loan, Maturing May 15, 2009	998,449
	Empi Corp.
1,390,263	Term Loan, Maturing November 24, 2009	1,393,739
	Hanger Orthopedic Group, Inc.
994,974	Term Loan, Maturing September 30, 2009	994,974
	Kinetic Concepts, Inc.
382,917	Term Loan, Maturing October 3, 2009	387,543
	Leiner Health Products, Inc.
533,663	Term Loan, Maturing May 27, 2011	540,834
	Quintiles Transnational Corp.
1,485,000	Term Loan, Maturing September 25, 2009	1,507,275
	Sunrise Medical Holdings, Inc.
507,450	Term Loan, Maturing May 13, 2010	511,890
	Sybron Dental Management
824,607	Term Loan, Maturing June 6, 2009	830,792
	Triad Hospitals Holdings, Inc.
1,456,042	Term Loan, Maturing March 31, 2008	1,477,882
		$11,219,112

Health Care - Providers & Services — 4.6%
	Accredo Health, Inc.
1,047,375	Term Loan, Maturing April 30, 2011	1,052,612
	Alliance Imaging, Inc.
1,306,425	Term Loan, Maturing June 10, 2008	1,302,956
	AMN Healthcare, Inc.
404,677	Term Loan, Maturing October 2, 2008	405,436
	Ardent Health Services, Inc.
575,000	Term Loan, Maturing July 12, 2011	577,516
	Community Health Systems, Inc.
3,438,750	Term Loan, Maturing July 5, 2010	3,446,119

	Concentra Operating Corp.
$987,525	Term Loan, Maturing June 30, 2009	$1,001,515
	Cross Country Healthcare, Inc.
456,011	Term Loan, Maturing June 5, 2009	461,996
	DaVita, Inc.
2,959,596	Term Loan, Maturing March 31, 2009	2,991,273
	FHC Health Systems, Inc.
348,214	Term Loan, Maturing December 18, 2009	353,002
243,750	Term Loan, Maturing December 18, 2009	247,102
	Magellan Health Services, Inc.
277,778	Term Loan, Maturing August 15, 2008	281,597
493,056	Term Loan, Maturing August 15, 2008	499,835
	Medcath Holdings Corp.
249,375	Term Loan, Maturing July 2, 2011	252,804
	Team Health
1,194,000	Term Loan, Maturing March 23, 2011	1,198,478
	Vanguard Health Holdings Co., LLC
665,000	Term Loan, Maturing September 23, 2011	675,945
		$14,748,186

Hotels — 0.9%
	CNL Hospitality Partners, L.P.
1,056,338	Term Loan, Maturing April 2, 2005	1,056,338
	Vail Resorts, Inc.
981,313	Term Loan, Maturing December 10, 2008	990,820
	Wyndham International, Inc.
932,852	Term Loan, Maturing June 30, 2006	927,993
		$2,975,151

Household Furnishing & Appliances — 1.8%
	Goodman Global Holdings, Inc.
537,059	Term Loan, Maturing November 21, 2009	541,591
	Home Interiors & Gifts, Inc.
442,969	Term Loan, Maturing March 31, 2011	426,800
	Sealy Mattress Co.
1,623,212	Term Loan, Maturing April 6, 2012	1,643,502

	Simmons Co.
$1,968,889	Term Loan, Maturing December 19, 2011	$1,988,271
	Tempur-Pedic, Inc.
987,500	Term Loan, Maturing June 30, 2009	993,672
		$5,593,836

Household Products — 1.7%
	Central Garden & Pet Co.
494,987	Term Loan, Maturing May 19, 2009	500,865
	Rayovac Corp.
2,378,879	Term Loan, Maturing September 30, 2009	2,416,543
	United Industries Corp.
2,041,134	Term Loan, Maturing April 29, 2011	2,069,200
498,750	Term Loan, Maturing October 31, 2011	507,478
		$5,494,086

Insurance — 2.6%
	Alliant Resources Group, Inc.
997,500	Term Loan, Maturing August 31, 2011	998,747
	Conseco, Inc.
2,992,500	Term Loan, Maturing June 22, 2010	3,045,491
	Hilb, Rogal & Hobbs Co.
3,327,175	Term Loan, Maturing June 30, 2007	3,370,844
	U.S.I. Holdings Corp.
990,000	Term Loan, Maturing August 11, 2008	1,001,138
		$8,416,220

Leisure — 1.7%
	AMF Bowling Worldwide, Inc.
595,645	Term Loan, Maturing August 27, 2009	601,415
	Blount, Inc.
666,666	Term Loan, Maturing February 9, 2011	678,333
	New England Sports Ventures, LLC
4,000,000	Term Loan, Maturing February 28, 2005	4,000,000
		$5,279,748

Leisure Equipment & Products — 0.4%
	Bombardier Recreational Products, Inc.
$881,570	Term Loan, Maturing December 18, 2010	$896,860
388,050	Term Loan, Maturing December 18, 2010	395,023
		$1,291,883

Machinery — 1.4%
	Bucyrus International, Inc.
110,000	Term Loan, Maturing July 28, 2010	111,650
	Colfax Corp.
668,359	Term Loan, Maturing May 30, 2009	671,701
	Flowserve Corp.
1,872,364	Term Loan, Maturing June 30, 2009	1,899,865
	Rexnord Corp.
1,833,333	Term Loan, Maturing November 30, 2009	1,850,902
		$4,534,118

Manufacturing — 5.9%
	AMSCAN Holdings, Inc.
500,000	Term Loan, Maturing April 30, 2012	504,688
	Amsted Industries, Inc.
1,880,882	Term Loan, Maturing October 15, 2010	1,904,393
	Chart Industries, Inc.
1,189,707	Term Loan, Maturing September 15, 2009	1,187,477
	Douglas Dynamics Holdings, Inc.
147,227	Term Loan, Maturing March 30, 2010	149,068
200,000	Term Loan, Maturing March 30, 2011	204,000
	Dresser, Inc.
261,585	Term Loan, Maturing March 31, 2007	264,610
	Enersys Holdings, Inc.
997,500	Term Loan, Maturing March 17, 2011	1,009,345
	Harbor Freight Tools USA, Inc.
1,000,000	Term Loan, Maturing July 15, 2010	1,007,188
	IPG (US), Inc.
370,000	Term Loan, Maturing July 28, 2011	374,625
	Itron, Inc.
943,446	Term Loan, Maturing December 17, 2010	953,077
	JohnsonDiversey, Inc.
1,276,368	Term Loan, Maturing November 30, 2009	1,297,587

	MAAX Corp.
$438,900	Term Loan, Maturing June 4, 2011	$441,369
	Mueller Group, Inc.
1,181,193	Term Loan, Maturing April 23, 2011	1,190,790
	National Waterworks, Inc.
1,400,510	Term Loan, Maturing November 22, 2009	1,422,393
	Panolam Industries, Inc.
530,221	Term Loan, Maturing December 31, 2006	531,878
	Polypore, Inc.
1,246,875	Term Loan, Maturing November 12, 2011	1,257,396
	Roper Industries, Inc.
481,250	Term Loan, Maturing December 29, 2008	488,469
	Sensus Metering Systems, Inc.
429,348	Term Loan, Maturing December 17, 2010	434,715
64,402	Term Loan, Maturing December 17, 2010	65,207
	Synthetic Industries, Inc.
1,971,828	Term Loan, Maturing December 30, 2007	1,961,969
	Trimas Corp.
2,159,991	Term Loan, Maturing December 31, 2009	2,178,666
		$18,828,910

Metals & Mining — 0.8%
	Compass Minerals Group, Inc.
684,010	Term Loan, Maturing November 28, 2009	694,484
	Magnequench, Inc.
481,034	Term Loan, Maturing September 30, 2009	484,041
500,000	Term Loan, Maturing December 31, 2009	507,500
	Stillwater Mining Co.
997,500	Term Loan, Maturing June 30, 2007	1,012,463
		$2,698,488

Miscellaneous — 0.4%
	Coinstar, Inc.
375,000	Term Loan, Maturing July 7, 2011	381,328

	Laidlaw International, Inc.
$962,788	Term Loan, Maturing June 19, 2009	$978,885
		$1,360,213

Office Equipment and Supplies — 1.6%
	General Binding Corp.
460,000	Term Loan, Maturing January 15, 2008	462,013
	Global Imaging Systems, Inc.
490,035	Term Loan, Maturing May 10, 2010	495,548
	Iron Mountain, Inc.
4,030,292	Term Loan, Maturing April 2, 2011	4,057,496
		$5,015,057

Oil & Gas — 3.9%
	Cumberland Farms, Inc.
2,399,878	Term Loan, Maturing September 8, 2008	2,419,377
	La Grange Acquisition, L.P.
1,750,000	Term Loan, Maturing January 18, 2008	1,775,704
	Lyondell-Citgo Refining, L.P.
947,625	Term Loan, Maturing May 21, 2007	954,732
	Plains Resources, Inc.
1,095,886	Term Loan, Maturing July 23, 2010	1,111,639
	Semgroup, L.P.
370,000	Term Loan, Maturing August 27, 2010	374,394
	Sprague Energy Corp.
471,429	Revolving Loan, Maturing August 10, 2007	470,250
	The Premcor Refining Group, Inc.
2,000,000	Term Loan, Maturing April 13, 2009	2,027,500
	Transwestern Pipeline Co.
847,875	Term Loan, Maturing April 30, 2009	854,234
	Williams Production RMT Co.
2,468,844	Term Loan, Maturing May 30, 2007	2,506,906
		$12,494,736

Paper and Forest Products — 1.1%
	Buckeye Technologies, Inc.
242,500	Term Loan, Maturing April 15, 2010	246,036
	Koch Cellulose, LLC
286,936	Term Loan, Maturing May 7, 2011	290,881
1,160,157	Term Loan, Maturing May 7, 2011	1,176,109

	RLC Industries Co.
$764,679	Term Loan, Maturing February 24, 2010	$769,458
	SP Newsprint Co.
348,056	Term Loan, Maturing January 9, 2010	352,841
644,444	Term Loan, Maturing January 9, 2010	653,306
		$3,488,631

Personal Products — 0.9%
	American Safety Razor Co.
299,250	Term Loan, Maturing April 29, 2011	302,991
333,334	Term Loan, Maturing October 29, 2011	334,167
	Prestige Brands, Inc.
895,500	Term Loan, Maturing April 7, 2011	901,470
1,000,000	Term Loan, Maturing April 7, 2011	1,024,583
	Revlon Consumer Products Corp.
325,000	Term Loan, Maturing July 9, 2010	329,519
		$2,892,730

Publishing & Printing — 6.8%
	American Media Operations, Inc.
156,155	Term Loan, Maturing April 1, 2006	155,960
1,104,388	Term Loan, Maturing April 1, 2007	1,120,264
878,449	Term Loan, Maturing April 1, 2008	892,450
	Dex Media East, LLC
1,583,690	Term Loan, Maturing November 8, 2008	1,601,342
1,780,034	Term Loan, Maturing May 8, 2009	1,803,397
	Dex Media West, LLC
1,152,971	Term Loan, Maturing September 9, 2009	1,166,869
2,306,288	Term Loan, Maturing March 9, 2010	2,338,822
	Freedom Communications Holdings, Inc.
1,425,000	Term Loan, Maturing May 18, 2012	1,448,156
	Herald Media, Inc.
149,625	Term Loan, Maturing July 22, 2011	151,589
250,000	Term Loan, Maturing January 22, 2012	254,063
	Liberty Group Operating, Inc.
1,251,142	Term Loan, Maturing April 30, 2007	1,262,089

	Merrill Communications, LLC
$695,625	Term Loan, Maturing February 9, 2009	$703,451
	Morris Publishing Group, LLC
800,000	Term Loan, Maturing September 30, 2010	806,750
1,200,000	Term Loan, Maturing March 31, 2011	1,214,250
	Nebraska Book Co.
482,575	Term Loan, Maturing March 4, 2011	489,210
	R.H. Donnelley Corp.
2,653,350	Term Loan, Maturing June 30, 2011	2,690,523
	Sun Media Corp.
2,409,837	Term Loan, Maturing February 7, 2009	2,436,572
	Transwestern Publishing Co., LLC
424,575	Term Loan, Maturing February 25, 2011	428,091
796,001	Term Loan, Maturing February 25, 2011	803,463
		$21,767,311

Real Estate — 6.8%
	AGBRI Octagon
455,232	Term Loan, Maturing May 31, 2005	451,818
	AIMCO Properties, L.P.
2,500,000	Term Loan, Maturing May 30, 2008	2,523,438
	AP-Knight, L.P.
1,513,608	Term Loan, Maturing December 31, 2004	1,511,716
	BRE/Homestead, LLC
2,000,000	Term Loan, Maturing January 11, 2006	1,996,250
	Concordia Properties, LLC
1,000,000	Term Loan, Maturing January 31, 2006	1,000,625
	Crescent Real Estate Equities, L.P.
290,909	Term Loan, Maturing May 31, 2005	290,909
	DMB/CHII, LLC
827,110	Term Loan, Maturing March 3, 2009	829,178
	GGP, L.P.
939,043	Term Loan, Maturing April 30, 2008	944,912
	Landsource Communities Development, LLC
1,502,000	Term Loan, Maturing March 31, 2010	1,525,469

	Newkirk Master, L.P.
$1,524,158	Term Loan, Maturing November 24, 2006	$1,547,021
	Newkirk Tender Holdings, LLC
1,444,444	Term Loan, Maturing May 25, 2006	1,458,889
911,305	Term Loan, Maturing May 25, 2006	920,418
	Sugarloaf Mills, LLC
1,200,000	Term Loan, Maturing April 7, 2008	1,197,000
	The Woodlands Commercial Properties Co., L.P.
1,720,833	Term Loan, Maturing November 26, 2005	1,731,589
	Tower Financing I, LLC
1,500,000	Term Loan, Maturing July 9, 2008	1,501,875
	Whitehall Street Real Estate, L.P.
2,250,000	Term Loan, Maturing September 11, 2006 (2)	2,258,708
		$21,689,815

Restaurants — 1.4%
	AFC Enterprises, Inc.
1,123,876	Term Loan, Maturing May 23, 2009	1,128,090
	Buffets, Inc.
209,091	Term Loan, Maturing June 28, 2009	210,746
1,367,011	Term Loan, Maturing June 28, 2009	1,377,834
	CKE Restaurants, Inc.
313,043	Term Loan, Maturing July 2, 2008	319,304
	Denny’s, Inc.
750,000	Term Loan, Maturing September 21, 2009	762,891
	Jack in the Box, Inc.
746,250	Term Loan, Maturing January 8, 2011	756,511
		$4,555,376

Retail - Food and Drug — 3.9%
	Domino’s, Inc.
3,401,563	Term Loan, Maturing June 25, 2010	3,460,029
	General Nutrition Centers, Inc.
996,237	Term Loan, Maturing December 5, 2009	1,007,445
	Giant Eagle, Inc.
2,857,597	Term Loan, Maturing August 6, 2009	2,895,103
	Roundy’s, Inc.
2,443,750	Term Loan, Maturing June 6, 2009	2,471,242

	The Jean Coutu Group (PJC), Inc.
$1,425,000	Term Loan, Maturing July 30, 2011	$1,444,756
	The Pantry, Inc.
1,088,548	Term Loan, Maturing March 12, 2011	1,096,712
		$12,375,287

Retail - Multiline — 1.4%
	Kmart Corp.
3,000,000	Term Loan, Maturing May 6, 2006	3,016,875
	Rent-A-Center, Inc.
1,293,188	Term Loan, Maturing June 30, 2010	1,300,867
		$4,317,742

Retail - Specialty — 3.5%
	CSK Auto, Inc.
1,990,000	Term Loan, Maturing June 20, 2009	2,013,631
	FTD, Inc.
497,500	Term Loan, Maturing February 28, 2011	502,475
	Getty Petroleum Marketing, Inc.
1,573,333	Term Loan, Maturing May 19, 2010	1,598,900
	Oriental Trading Co.
1,854,116	Term Loan, Maturing August 4, 2010	1,880,383
500,000	Term Loan, Maturing January 8, 2011	510,209
	Petco Animal Supplies, Inc.
493,728	Term Loan, Maturing October 2, 2008	500,980
	Savers, Inc.
425,000	Term Loan, Maturing August 4, 2009	427,656
500,000	Term Loan, Maturing August 4, 2010	504,063
	Travelcenters of America, Inc.
3,054,177	Term Loan, Maturing November 30, 2008	3,094,898
		$11,033,195

Road & Rail — 0.7%
	NFIL Holdings Corp.
164,286	Term Loan, Maturing February 27, 2010	166,750
839,226	Term Loan, Maturing February 27, 2010	850,766

	RailAmerica, Inc.
$0	Term Loan, Maturing May 31, 2009	$0
	SIRVA Worldwide, Inc.
1,197,059	Term Loan, Maturing December 31, 2010	1,207,533
		$2,225,049

Semiconductor Equipment and Products — 0.9%
	AMI Semiconductor
495,000	Term Loan, Maturing September 30, 2008	500,569
	Fairchild Semiconductor Corp.
1,481,250	Term Loan, Maturing June 19, 2008	1,501,155
	Memec Group, Ltd.
1,000,000	Term Loan, Maturing June 15, 2010	999,938
		$3,001,662

Services — 0.1%
	Allied Security Holdings, LLC
400,000	Term Loan, Maturing June 30, 2010	405,000
		$405,000

Shipping Lines — 0.1%
	Horizon Lines, LLC
249,375	Term Loan, Maturing July 7, 2011	253,271
		$253,271

Telecommunications - Wireless — 5.6%
	American Tower, L.P.
1,346,625	Term Loan, Maturing August 31, 2011	1,364,931
	Cellular South, Inc.
349,125	Term Loan, Maturing May 4, 2011	354,144
	Centennial Cellular Operating Co., LLC
1,990,000	Term Loan, Maturing February 9, 2011	2,007,568
	Dobson Cellular Systems, Inc.
1,485,000	Term Loan, Maturing March 31, 2010	1,477,389
	Nextel Finance Co.
4,962,500	Term Loan, Maturing December 15, 2010	4,992,518
	Nextel Partners Operating Corp.
1,325,000	Term Loan, Maturing May 31, 2011	1,344,185

	SBA Senior Finance, Inc.
$1,378,303	Term Loan, Maturing October 31, 2008	$1,391,871
	Spectrasite Communications, Inc.
506,658	Term Loan, Maturing June 30, 2007	509,318
1,335,193	Term Loan, Maturing December 31, 2007	1,354,387
	Western Wireless Corp.
2,842,875	Term Loan, Maturing May 28, 2011	2,886,027
	Winstar Communications, Inc.
169,348	DIP Loan, Maturing December 31, 2004 (2) (3)	44,437
		$17,726,775

Telecommunications - Wireline — 2.8%
	Cincinnati Bell, Inc.
1,477,147	Term Loan, Maturing June 30, 2008	1,492,842
	Consolidated Communications, Inc.
996,667	Term Loan, Maturing October 14, 2011	1,009,125
	D&E Communications, Inc.
471,425	Term Loan, Maturing December 31, 2011	478,939
	NTELOS, Inc.
807,972	Term Loan, Maturing July 25, 2008	799,892
	Qwest Corp.
5,000,000	Term Loan, Maturing June 4, 2007	5,185,415
		$8,966,213

Textiles and Apparel — 0.2%
	St. John Knits International, Inc.
728,265	Term Loan, Maturing July 31, 2007	733,613
		$733,613

Theaters — 2.6%
	Cinemark, Inc.
1,990,000	Term Loan, Maturing March 31, 2011	2,009,900
	Loews Cineplex Entertainment Corp.
1,605,000	Term Loan, Maturing July 30, 2011	1,622,626
	Regal Cinemas Corp.
4,486,194	Term Loan, Maturing November 10, 2010	4,542,271
		$8,174,797

Utility — 4.7%
	Allegheny Energy Supply Company, LLC
$2,288,514	Term Loan, Maturing March 8, 2011	$2,322,270
	CenterPoint Energy, Inc.
4,949,974	Term Loan, Maturing October 7, 2006	4,977,818
	Coleto Creek WLE, L.P.
458,850	Term Loan, Maturing June 30, 2011	467,071
300,000	Term Loan, Maturing June 30, 2012	303,875
	Dynegy Holdings, Inc.
2,643,375	Term Loan, Maturing May 28, 2010	2,697,895
	NRG Energy, Inc.
700,302	Term Loan, Maturing June 23, 2010	721,311
1,236,107	Term Loan, Maturing June 23, 2010	1,273,190
	NUI Utilities, Inc.
215,164	Term Loan, Maturing November 24, 2004	215,971
1,097,336	Term Loan, Maturing November 24, 2004	1,101,451
	Teton Power Funding, LLC
848,782	Term Loan, Maturing March 12, 2011	857,270
		$14,938,122

Total Senior, Floating Rate Interests (identified cost $448,753,508)		$452,451,183

Corporate Bonds & Notes — 15.4%

Principal Amount	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$300	9.25%, 6/1/11 (4)	$323,250
	K&F Industries, Sr. Sub. Notes
25	9.625%, 12/15/10	27,937
	Sequa Corp.
300	8.875%, 4/1/08	327,000
	Standard Aero Holdings, Inc., Sr. Sub. Notes
40	8.25%, 9/1/14 (4)	41,600
		$719,787

Airlines — 0.4%
	American Airlines
$895	7.80%, 10/1/06	$744,932
15	8.608%, 4/1/11	12,728
20	7.858%, 10/1/11	19,891
	AMR Corp.
255	9.00%, 8/1/12	156,825
	Continental Airlines
6	7.08%, 11/1/04	5,922
20	8.00%, 12/15/05	18,400
312	7.033%, 6/15/11	241,429
	Delta Air Lines
85	7.779%, 11/18/05	36,778
	Delta Air Lines, Series 02-1
21	7.779%, 1/2/12	8,023
		$1,244,928

Auto Components — 0.5%
	Dana Corp.
175	10.125%, 3/15/10	199,500
	Key Plastics, LLC, Jr. Sub. Notes
65	4.00%, 4/26/07 (2)	65,813
	Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07 (2)	118,655
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
530	9.75%, 11/1/13	572,400
	Metaldyne Corp.
145	11.00%, 6/15/12 (4)	116,000
	Metaldyne Corp., Sr. Notes
50	10.00%, 11/1/13	46,750
	Tenneco Automotive, Inc., Series B
140	11.625%, 10/15/09	148,400
230	10.25%, 7/15/13	263,350
	TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	77,675
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	70,362
		$1,678,905

Broadcast Media — 1.4%
	CanWest Media, Inc., Sr. Sub. Notes
$120	10.625%, 5/15/11	$137,100
	CSC Holdings, Inc., Sr. Sub. Notes
180	10.50%, 5/15/16	205,200
	Fisher Communications, Inc., Sr. Notes
55	8.625%, 9/15/14	57,475
	Insight Communications, Sr. Disc. Notes
460	12.25%, 2/15/11	432,400
	Kabel Deutschland GMBH
345	10.625%, 7/1/14 (4)	377,775
	LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	58,100
	Muzak LLC/Muzak Finance, Sr. Notes
25	10.00%, 2/15/09	22,250
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
230	11.375%, 4/1/13	177,387
	Nextmedia Operating, Inc.
65	10.75%, 7/1/11	73,531
	PanAmSat Corp., Sr. Notes
240	9.00%, 8/15/14 (4)	250,800
	Paxson Communications Corp.
65	12.25%, 1/15/09	56,062
2,000	4.35%, 1/15/10 (4)	2,000,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (4)	104,250
	Rainbow National Services, LLC, Sr. Sub. Debs.
320	10.375%, 9/1/14 (4)	336,800
	Sinclair Broadcast Group, Inc.
35	4.875%, 7/15/18	31,894
		$4,321,024

Building & Development — 0.0%
	THL Buildco (Nortek, Inc.), Sr. Sub. Notes
120	8.50%, 9/1/14 (4)	126,300
		$126,300

Building Materials — 0.0%
	Coleman Cable, Inc., Sr. Notes
$60	9.875%, 10/1/12 (4)	$61,275
		$61,275

Cable Television — 0.2%
	Adelphia Communications, Sr. Notes, Series B
270	9.25%, 10/1/32 (3)	238,950
	Avalon Cable Holdings LLC, Sr. Disc. Notes
82	11.875%, 12/1/08	86,228
	Cablevision Systems Corp., Sr. Notes
20	8.00%, 4/15/12 (4)	21,000
	Charter Communications Holdings, LLC, Sr. Notes
85	10.25%, 1/15/10	68,637
	Charter Communications, Inc.
100	5.75%, 10/15/05	89,500
	Charter Communiciations Holdings, Sr. Notes
20	10.00%, 4/1/09	16,300
		$520,615

Casinos and Gaming — 0.9%
	Ameristar Casinos, Inc.
150	10.75%, 2/15/09	171,000
	Chukchansi EDA, Sr. Notes
230	14.50%, 6/15/09 (4)	288,650
	Hollywood Casino Shreveport, 1st Mtg. Notes
70	13.00%, 8/1/06 (3)	59,587
	Majestic Star Casino LLC
240	9.50%, 10/15/10	246,000
	MGM Grand, Inc.
60	6.875%, 2/6/08	65,625
	MTR Gaming Group, Series B
110	9.75%, 4/1/10	120,450
	OED Corp./Diamond Jo LLC
140	8.75%, 4/15/12 (4)	130,200
	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
15	10.75%, 2/1/12 (4)	15,900
	Seneca Gaming Corp., Sr. Notes
125	7.25%, 5/1/12 (4)	129,687

	Trump Atlantic City Associates, Inc.
$295	11.25%, 5/1/06 (5)	$255,912
	Trump Holdings and Funding, Sr. Notes
275	11.625%, 3/15/10	287,375
	Venetian Casino/Las Vegas Sands
645	11.00%, 6/15/10	749,812
	Waterford Gaming LLC, Sr. Notes
412	8.625%, 9/15/12 (4)	438,780
		$2,958,978

Chemicals — 1.0%
	Avecia Group PLC
475	11.00%, 7/1/09	420,375
	BCP Caylux Holdings, Sr. Sub. Notes
265	9.625%, 6/15/14 (4)	287,525
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
95	9.00%, 7/15/14 (4)	100,225
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
110	10.50%, 10/1/14 (4)	66,275
	Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	125,950
	Hercules, Inc.
30	11.125%, 11/15/07	35,775
	Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	88,600
	Huntsman, LLC
155	11.625%, 10/15/10	180,187
	Innophos, Inc., Sr. Sub. Notes
60	8.875%, 8/15/14 (4)	64,200
	Lyondell Chemical Co.
5	9.50%, 12/15/08	5,481
75	9.50%, 12/15/08	82,219
	Lyondell Chemical Co., Series A
40	9.625%, 5/1/07	43,750
	Lyondell Chemical Co., Sr. Notes
247	10.50%, 6/1/13	286,520
	Nalco Co., Sr. Sub. Notes
100	8.875%, 11/15/13 (4)	108,000

	OM Group, Inc.
$460	9.25%, 12/15/11	$481,850
	Polyone Corp., Sr. Notes
120	8.875%, 5/1/12	123,000
	Rhodia SA, Sr. Notes
450	10.25%, 6/1/10	468,000
	VWR International, Inc., Sr. Sub. Notes
120	8.00%, 4/15/14 (4)	127,500
		$3,095,432

Commercial Services — 0.8%
	Advanstar Communications, Inc.
1,485	9.22%, 8/15/08	1,551,825
185	10.75%, 8/15/10	205,812
	Affinity Group, Inc., Sr. Sub. Notes
120	9.00%, 2/15/12	129,000
	Coinmach Corp., Sr. Notes
40	9.00%, 2/1/10	41,700
	Interline Brands, Inc., Sr. Sub. Notes
50	11.50%, 5/15/11	55,750
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
250	9.625%, 10/1/12	283,750
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
150	9.875%, 8/15/11	163,500
	United Rentals North America, Inc., Sr. Sub. Notes
125	7.00%, 2/15/14	111,562
	Vertis, Inc., Sub. Notes
105	13.50%, 12/7/09 (4)	105,525
	Williams Scotsman, Inc., Sr. Notes
45	10.00%, 8/15/08	48,487
		$2,696,911

Computer Software & Services — 0.2%
	UGS Corp., Sr. Sub. Notes
545	10.00%, 6/1/12 (4)	596,775
		$596,775

Construction Materials — 0.1%
	Ply Gem Industries, Inc., Sr. Sub. Notes
$90	9.00%, 2/15/12 (4)	$90,225
95	9.00%, 2/15/12 (4)	95,237
		$185,462

Consumer Products — 0.1%
	Fedders North America, Inc.
95	9.875%, 3/1/14	79,562
	Jostens Holding Corp., Sr. Disc. Notes
45	10.25%, 12/1/13	31,162
	Jostens IH Corp.
90	7.625%, 10/1/12 (4)	90,900
	Rayovac Corp., Sr. Sub. Notes
30	8.50%, 10/1/13	32,700
	Riddell Bell Holdings, Sr. Sub. Notes
25	8.375%, 10/1/12 (4)	25,531
	Samsonite Corp., Sr. Sub. Notes
165	8.875%, 6/1/11 (4)	173,250
	True Temper Sports, Inc., Sr. Sub. Notes
25	8.375%, 9/15/11	23,375
		$456,480

Containers and Packaging - Metal and Glass — 0.2%
	Crown Euro Holdings SA
65	9.50%, 3/1/11	72,800
340	10.875%, 3/1/13	396,950
		$469,750

Containers and Packaging - Paper — 0.2%
	Graham Packaging Co., Sr. Notes
45	8.50%, 10/15/12 (4)	46,125
	Graham Packaging Co., Sr. Sub. Notes
90	9.875%, 10/15/14 (4)	92,587
	Jefferson Smurfit
170	8.25%, 10/1/12	188,275
	Pliant Corp.
95	11.125%, 6/15/09	81,700
	Solo Cup Co., Sr. Sub. Notes
130	8.50%, 2/15/14 (4)	128,700
		$537,387

Containers and Packaging - Plastics — 0.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$180	8.50%, 8/1/14 (4)	$182,700
	Tekni-Plex, Inc., Series B
15	12.75%, 6/15/10	12,600
	Tekni-Plex, Inc., Sr. Notes
55	8.75%, 11/15/13 (4)	52,525
		$247,825

Electronic Equipment & Instruments — 0.4%
	Chippac International Ltd.
90	12.75%, 8/1/09	95,737
	Danka Business Systems, Sr. Notes
25	11.00%, 6/15/10	26,375
	Hexcel Corp.
35	9.875%, 10/1/08	39,375
	Mission Energy Holding Co.
115	13.50%, 7/15/08	146,050
	Wesco Distribution, Inc.
1,000	9.125%, 6/1/08	1,036,250
		$1,343,787

Engineering — 0.0%
	Shaw Group, Inc., Sr. Notes
35	10.75%, 3/15/10	36,925
		$36,925

Entertainment — 0.4%
	LCE Acquisition Corp., Sr. Sub. Notes
240	9.00%, 8/1/14 (4)	249,000
	Marquee Holdings, Inc., Sr. Disc. Notes
325	12.00%, 8/15/14 (4)	194,187
	Marquee, Inc., Sr. Notes
180	8.625%, 8/15/12 (4)	191,700
	Royal Caribbean Cruises, Sr. Notes
310	8.75%, 2/2/11	363,475
	Six Flags, Inc., Sr. Notes
240	8.875%, 2/1/10	226,200
40	9.625%, 6/1/14	37,600

	Universal City Development Partners, Sr. Notes
$40	11.75%, 4/1/10	$46,800
		$1,308,962

Environmental Services — 0.1%
	Allied Waste Industries, Series B
85	9.25%, 9/1/12	94,987
	Waste Services, Inc., Sr. Sub. Notes
265	9.50%, 4/15/14 (4)	253,075
		$348,062

Financials — 0.4%
	Carlyle High Yield Partners, Series 2004-6A, Class C
500	4.36%, 8/15/16 (2) (4)	500,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
500	4.055%, 7/30/16 (2) (4)	500,000
	E*Trade Financial Corp., Sr. Notes
130	8.00%, 6/15/11 (4)	135,850
	Refco Finance Holdings, LLC, Sr. Sub. Notes
235	9.00%, 8/1/12 (4)	252,037
		$1,387,887

Food, Beverages and Tobacco — 0.6%
	American Seafood Group LLC
400	10.125%, 4/15/10	428,000
	Chiquita Brands International, Sr. Notes
25	7.50%, 11/1/14 (4)	25,125
	Merisant Co., Sr. Notes
10	9.50%, 7/15/13 (4)	9,550
	Michael Foods, Sr. Sub. Notes
35	8.00%, 11/15/13	36,837
	North Atlantic Trading Co., Sr. Notes
75	9.25%, 3/1/12	72,375
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
5	8.25%, 12/1/13 (4)	4,737
1,065	8.25%, 12/1/13 (4)	1,009,087

	UAP Holding Corp., Sr. Disc. Notes
$265	10.75%, 7/15/12 (4)	$204,050
	United Agricultural Products, Sr. Notes
55	8.25%, 12/15/11 (4)	59,675
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
70	9.50%, 4/1/11	76,125
		$1,925,561

Funeral Service — 0.0%
	Alderwoods Group, Inc., Sr. Notes
60	7.75%, 9/15/12 (4)	63,750
		$63,750

Gaming — 0.2%
	Penn National Gaming, Inc, Sr. Sub. Notes
555	11.125%, 3/1/08	602,175
		$602,175

Health Care - Equipment & Supplies — 0.2%
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
110	8.75%, 2/15/12 (4)	111,100
	Medical Device Manufacturing, Inc., Sr. Sub. Notes
125	10.00%, 7/15/12 (4)	133,125
	Medquest, Inc.
205	11.875%, 8/15/12	234,725
	Quintiles Transnational Corp., Sr. Sub. Notes
260	10.00%, 10/1/13	276,900
		$755,850

Health Care - Providers & Services — 0.5%
	Ardent Health Services, Inc., Sr. Sub. Notes
125	10.00%, 8/15/13	126,875
	Curative Health Services, Sr. Notes
35	10.75%, 5/1/11 (4)	32,200
	Healthsouth Corp.
90	7.625%, 6/1/12	87,525

	Healthsouth Corp., Sr. Notes
$245	8.375%, 10/1/11	$244,694
	Magellan Health Services, Inc., Sr. Notes, Series A
159	9.375%, 11/15/08	172,640
	National Nephrology Association, Sr. Sub. Notes
65	9.00%, 11/1/11 (4)	75,481
	Omega Healthcare Investors, Inc., Sr. Notes
40	7.00%, 4/1/14 (4)	40,800
	Pacificare Health System
146	10.75%, 6/1/09	168,995
	Rotech Healthcare, Inc.
5	9.50%, 4/1/12	5,375
	Tenet Healthcare Corp., Sr. Notes
370	9.875%, 7/1/14 (4)	388,500
	Vanguard Health Holdings II, Sr. Sub. Notes
255	9.00%, 10/1/14 (4)	256,913
		$1,599,998

Hotels — 0.5%
	Felcor Lodging L.P., Sr. Notes
1,000	5.84%, 6/1/11 (4)	1,015,000
	Host Marriott L.P., Series I
15	9.50%, 1/15/07	16,688
	Inn of the Mountain Gods, Sr. Notes
165	12.00%, 11/15/10	189,750
	Sun International Hotels, Sr. Sub. Notes
210	8.875%, 8/15/11	231,263
		$1,452,701

Household Furnishing & Appliances — 0.0%
	Home Interiors & Gifts
110	10.125%, 6/1/08	95,700
		$95,700

Household Products — 0.0%
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	20,800
		$20,800

Information Technology — 0.1%
	New ASAT (Finance) Ltd., Sr. Notes
$95	9.25%, 2/1/11 (4)	$80,275
	Stratus Technologies, Inc., Sr. Notes
90	10.375%, 12/1/08	81,900
		$162,175

Machinery — 0.3%
	Case New Holland, Inc., Sr. Notes
110	9.25%, 8/1/11 (4)	123,750
	Flowserve Corp.
5	12.25%, 8/15/10	5,675
	Manitowoc Co., Inc. (The)
45	10.50%, 8/1/12	52,088
	Milacron Escrow Corp.
245	11.50%, 5/15/11 (4)	260,925
	Rexnord Corp.
65	10.125%, 12/15/12	73,775
	Terex Corp.
120	10.375%, 4/1/11	136,200
	Thermadyne Holdings Corp., Sr. Sub. Notes
265	9.25%, 2/1/14	259,038
		$911,451

Manufacturing — 0.5%
	Aearo Co. I, Sr. Sub. Notes
65	8.25%, 4/15/12 (4)	66,625
	AMSCAN Holdings, Inc., Sr. Sub. Notes
225	8.75%, 5/1/14 (4)	230,625
	Amsted Industries, Inc., Sr. Notes
500	10.25%, 10/15/11 (4)	552,500
	Dresser, Inc.
110	9.375%, 4/15/11	121,550
	MAAX Corp., Sr. Sub. Notes
65	9.75%, 6/15/12 (4)	69,225
	Mueller Group, Inc., Sr. Sub. Notes
185	10.00%, 5/1/12 (4)	200,725
	Mueller Holdings, Inc., Disc. Notes
105	14.75%, 4/15/14 (4)	67,988

	National Waterworks, Inc., Series B
$115	10.50%, 12/1/12	$131,100
	Oxford Industries, Inc., Sr. Notes
100	8.875%, 6/1/11 (4)	109,000
		$1,549,338

Metals & Mining — 0.1%
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12 (4)	83,063
	General Cable Corp., Sr. Notes
50	9.50%, 11/15/10	55,750
	Ispat Inland ULC, Sr. Notes
195	9.75%, 4/1/14 (4)	215,963
		$354,776

Oil & Gas — 1.0%
	ANR Pipeline Co.
70	8.875%, 3/15/10	79,100
	Belden & Blake Corp., Sr. Notes
35	8.75%, 7/15/12 (4)	37,450
	Continental Resources
525	10.25%, 8/1/08	546,000
	Denbury Resources, Inc.
10	7.50%, 4/1/13	10,650
	Giant Industries, Sr. Sub. Notes
80	8.00%, 5/15/14	82,000
	Gulfterra Energy Partner
41	10.625%, 12/1/12	51,660
	Gulfterra Energy Partner, Series B
89	8.50%, 6/1/10	104,019
	Hanover Compressor Co., Sr. Notes
70	8.625%, 12/15/10	76,300
	Hanover Compressor Co., Sr. Sub. Notes
280	0.00%, 3/31/07	238,000
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	78,838
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	95,200
	Plains E&P Co.
115	8.75%, 7/1/12	129,663

	Port Arthur Finance Corp.
$309	12.50%, 1/15/09	$361,530
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	248,325
	Premcor Refining Group, Sr. Sub. Notes
40	7.75%, 2/1/12	43,800
	SESI, LLC
585	8.875%, 5/15/11	642,038
	Southern Natural Gas
50	8.875%, 3/15/10	56,500
150	8.00%, 3/1/32	155,625
	Transmontaigne, Inc., Sr. Sub. Notes
265	9.125%, 6/1/10	298,788
		$3,335,486

Paper and Forest Products — 0.4%
	Ainsworth Lumber, Sr. Notes
115	7.25%, 10/1/12 (4)	116,725
	Caraustar Industries, Inc., Sr. Sub. Notes
260	9.875%, 4/1/11	279,500
	Georgia-Pacific Corp.
145	9.50%, 12/1/11	180,163
180	9.375%, 2/1/13	212,850
	Longview Fibre Co., Sr. Sub. Notes
225	10.00%, 1/15/09	246,375
	Newark Group, Inc., Sr. Sub. Notes
160	9.75%, 3/15/14 (4)	165,600
		$1,201,213

Publishing & Printing — 0.7%
	American Media, Inc., Series B
170	10.25%, 5/1/09	179,775
	Dex Media East LLC
80	9.875%, 11/15/09	92,400
	Dex Media West LLC, Sr. Sub. Notes
217	9.875%, 8/15/13	256,060
	Hollinger Participation Trust, Sr. Notes, (PIK)
58	12.125%, 11/15/10 (4)	66,916

	Houghton Mifflin Co., Sr. Sub. Notes
$190	9.875%, 2/1/13	$200,450
	Liberty Group Operating
110	9.375%, 2/1/08	111,375
	Primedia Inc., Sr. Notes
1,000	6.615%, 5/15/10 (4)	1,010,000
	Primedia, Inc.
180	8.875%, 5/15/11	180,900
		$2,097,876

Retail - Food and Drug — 0.1%
	General Nutrition Center, Sr. Sub. Notes
45	8.50%, 12/1/10 (4)	46,238
	Jean Coutu Group, Inc., Sr. Sub. Notes
145	8.50%, 8/1/14 (4)	144,638
	Pierre Foods Inc., Sr. Sub. Notes
155	9.875%, 7/15/12 (4)	160,425
		$351,301

Retail - Specialty — 0.1%
	Mothers Work, Inc.
30	11.25%, 8/1/10	29,700
	PCA LLC/PCA Finance Corp., Sr. Notes
60	11.875%, 8/1/09	64,500
	Petro Stopping Centers LP/Petro Financial Corp., Sr. Notes
85	9.00%, 2/15/12	90,525
		$184,725

Semiconductor Equipment and Products — 0.2%
	AMI Semiconductor, Inc., Sr. Sub. Notes
121	10.75%, 2/1/13	141,570
	Amkor Technologies, Inc.
285	5.75%, 6/1/06	250,800
	Amkor Technologies, Inc., Sr. Notes
85	7.125%, 3/15/11	70,125
175	7.75%, 5/15/13	144,375
	Amkor Technologies, Inc., Sr. Sub. Notes
30	10.50%, 5/1/09	25,650
		$632,520

Services — 0.2%
	Allied Security Escrow, Sr. Sub. Notes
$35	11.375%, 7/15/11 (4)	$36,925
	Amerco, Inc.
180	9.00%, 3/15/09	188,100
	US Oncology, Inc., Sr. Notes
120	9.00%, 8/15/12 (4)	124,800
	US Oncology, Inc., Sr. Sub. Notes
170	10.75%, 8/15/14 (4)	175,525
		$525,350

Shipping Lines — 0.0%
	Horizon Lines, LLC
125	9.00%, 11/1/12 (4)	132,500
		$132,500

Telecommunications - Wireless — 1.1%
	American Tower Corp., Sr. Notes
255	9.375%, 2/1/09	271,575
	Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
35	10.75%, 12/15/08	36,575
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
260	10.125%, 6/15/13	274,950
	LCI International, Inc., Sr. Notes
110	7.25%, 6/15/07	100,375
	Nextel Communications, Inc., Sr. Notes
10	7.375%, 8/1/15	10,800
	Nextel Partners, Inc., Sr. Notes
116	12.50%, 11/15/09	134,560
	Nortel Networks Ltd.
115	6.125%, 2/15/06	117,875
340	4.25%, 9/1/08	329,800
	Rural Cellular Corp.
1,500	5.61%, 3/15/10 (4)	1,533,750

	SBA Telecommunications, Sr. Disc. Notes
$90	9.75%, 12/15/11	$73,350
	UbiquiTel Operating Co., Sr. Notes
155	9.875%, 3/1/11	162,169
	US Unwired, Inc., Series B
225	10.00%, 6/15/12	234,563
	Western Wireless Corp., Sr. Notes
170	9.25%, 7/15/13	174,250
		$3,454,592

Telecommunications - Wireline — 0.2%
	Inmarsat Finance PLC
265	7.625%, 6/30/12 (4)	264,338
	Qwest Capital Funding, Inc.
45	7.75%, 8/15/06	45,394
25	7.90%, 8/15/10	23,188
	Qwest Services Corp.
238	13.50%, 12/15/10 (4)	279,055
		$611,975

Textiles and Apparel — 0.2%
	GFSI, Inc., Sr. Sub. Notes, Series B
60	9.625%, 3/1/07	58,350
	J Crew Operating Corp., Sr. Sub. Notes
160	10.375%, 10/15/07	164,800
	Levi Strauss & Co.
225	7.00%, 11/1/06	226,125
	Perry Ellis International, Inc., Sr. Sub. Notes
60	8.875%, 9/15/13	63,900
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11 (4)	41,800
100	8.125%, 5/1/13	107,500
	William Carter, Series B
104	10.875%, 8/15/11	117,260
		$779,735

Transportation — 0.1%
	OMI Corp., Sr. Notes
135	7.625%, 12/1/13	139,219
	Petroleum Helicopters, Series B
15	9.375%, 5/1/09	16,200

	Quality Distribution LLC/QD Capital Corp.
$30	9.00%, 11/15/10 (4)	$28,688
		$184,107

Utility — 0.4%
	AES Corp.
17	10.00%, 7/15/05 (4)	17,510
	AES Corp., Sr. Notes
15	9.375%, 9/15/10	16,969
25	8.75%, 5/15/13 (4)	28,313
15	9.00%, 5/15/15 (4)	16,988
	AES Corp., Sr. Sub. Notes
25	8.50%, 11/1/07	25,750
	Calpine Corp., Sr. Notes
130	8.25%, 8/15/05	128,375
205	7.625%, 4/15/06	190,650
35	8.50%, 7/15/10 (4)	26,950
	Dynegy Holdings, Inc., Sr. Notes
5	10.125%, 7/15/13 (4)	5,775
	Illinois Power
80	7.50%, 6/15/09	91,600
	NRG Energy, Inc., Sr. Notes
320	8.00%, 12/15/13 (4)	344,400
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	476,900
	Reliant Energy, Inc.
35	9.25%, 7/15/10	37,756
		$1,407,936

Wireless Communications — 0.1%
	Alamosa Delaware, Inc., Sr. Disc. Notes
70	12.00%, 7/31/09	72,450
	Alamosa Delaware, Inc., Sr. Notes
90	11.00%, 7/31/10	102,375
155	8.50%, 1/31/12	157,713
		$332,538

Total Corporate Bonds & Notes (identified cost $47,135,253)		$49,069,586

Common Stocks — 2.1%

Shares/Rights	Security	Value
586	Crown Castle International Corp. (3)	$8,720
3,460	Crown Castle International Corp. (3)	158,728
2,992	Enviromental Systems Products (2) (3) (6)	61,635
10,443	Hayes Lemmerz International (3)	105,892
10	Identity Now Holdings Common (2) (3) (6)	0
1,418	IDT Corp., Class B (3)	21,313
8	Knowledge Universe, Inc. (2) (3) (6)	5,066
725,000	Van Kampen Senior Income Trust	6,314,750

Total Common Stocks (identified cost, $5,889,139)		$6,676,104

Preferred Stocks — 0.0%

Shares/Rights	Security	Value
35	Hayes Lemmerz International, Series A (2) (3) (6)	$1,533
15	Key Plastics, LLC, Series A (2) (3) (6)	15,062
1,790	Williams Cos., Inc. (The) (4)	127,090

Total Preferred Stocks (identified cost, $107,406)		$143,685

Warrants — 0.2%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (2) (3)	$39,585
105	Mueller Holdings, Inc., Exp. 4/15/14 (3)	6,353
45,548	Thermadyne Holdings Corp. (3)	501,028

Total Warrants (identified cost, $429,913)		$546,966

Short-Term Investments — 6.1%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$5,000,000	10/04/04	Cortes Capital Corp. Commercial Paper	1.63%	$4,999,321
6,000,000	10/01/04	Investors Bank & Trust Company Time Deposit	1.90%	6,000,000
2,076,000	10/01/04	Ranger Funding Co., LLC Commercial Paper	1.76%	2,076,000
6,394,000	10/01/04	USAA Capital Corp. Commercial Paper	1.84%	6,394,000

Total Short-Term Investments (at amortized cost)				$19,469,321

Total Investments — 165.6%
(identified cost $521,784,540)				$528,356,845

Other Assets, Less Liabilities — (31.1)%				$(99,328,874)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.5)%				$(110,024,571)

Net Assets Applicable to Common Shares— 100.0%				$319,003,400

Note: The Trust has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $4,893,345 as of September 30, 2004.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Non-income producing security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $19,894,077 or 6.2% of the Trust’s net assets.

(5)	Defaulted security.

(6)	Restricted security.

At September 30, 2004, the Trust had entered into credit default swaps with Credit Suisse First Boston dated February 6, 2004 whereby the Trust will receive 2.45% per year times the notional amount of $2,900,000.  The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).  At September 30, 2004, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$521,794,704
Gross unrealized appreciation	$7,922,509
Gross unrealized depreciation	(1,360,368)
Net unrealized appreciation	$6,562,141

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ James L. O'Connor
James L. O'Connor
Treasurer and Principal Financial Officer

Date:	November 17, 2004